Fair Value Measurements (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The following table summarizes the Company’s financial assets that are measured at fair value on a recurring basis:

	As of December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents(1)
Level 1:
Money market funds	$109	$—	$—	$109
Marketable securities
Level 2:
Corporate bonds	7,742	6	(125)	7,623
U.S. Treasury securities	2,226	6	(4)	2,228
Level 2 total	9,968	12	(129)	9,851
Total	$10,077	$12	$(129)	$9,960

Remaining Contractual Maturities
The fair value of the Company’s marketable securities as of December 31, 2022, by remaining contractual maturities, were as follows:

	As of December 31, 2022
	Corporate Bonds	U.S. Treasury Securities	Total
Due within one year	$3,660	$1,073	$4,733
Due within one to five years	3,963	1,155	5,118
Total	$7,623	$2,228	$9,851